UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09086

TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)
(Exact name of registrant as specified in charter)

31 West 52nd  Street, New York, New York 10019

(Address of principal executive offices)        (Zip code)

Mark Bell, President, TD Asset Management USA Funds  Inc., 31 West 52nd Street, NY, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2010

Date of reporting period: July  31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—28.5%
$50,000,000	Australia & New Zealand Banking Group, 0.34%, due 11/19/10	$50,000,000
50,000,000	Australia & New Zealand Banking Group, 0.34%, due 12/20/10	50,000,000
50,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.33%, due 12/29/10	50,002,080
45,000,000	Bank of Montreal, 0.31%, due 10/8/10	45,000,000
48,800,000	Bank of Montreal, 0.49%, due 6/17/11	48,800,000
50,000,000	Bank of Nova Scotia, 0.59%, due 9/22/10	50,000,719
50,000,000	Bank of Nova Scotia, 0.34%, due 10/19/10	50,000,000
90,000,000	Bank of Nova Scotia, 1.27%, due 10/20/10	90,000,000
50,000,000	Bank of Nova Scotia, 0.93%, due 6/17/11	50,000,000
50,000,000	Barclays Bank PLC, 0.41%, due 9/13/10	50,000,000
50,000,000	Barclays Bank PLC, 0.45%, due 9/30/10	50,000,000
50,000,000	Barclays Bank PLC, 0.49%, due 11/5/10	50,000,000
25,000,000	BNP Paribas, 0.56%, due 10/15/10	25,000,000
49,500,000	BNP Paribas, 0.57%, due 4/15/11	49,500,000
40,000,000	Canadian Imperial Bank of Commerce, 0.36%, due 10/22/10	40,000,000
50,000,000	Canadian Imperial Bank of Commerce, 0.47%, due 11/22/10	50,000,000
50,000,000	Canadian Imperial Bank of Commerce, 0.55%, due 12/10/10	50,000,000
50,000,000	Canadian Imperial Bank of Commerce, 0.36%, due 1/24/11	50,000,000
50,000,000	Commonwealth Bank of Australia, NY, 0.32%, due 9/22/10	49,996,394
50,000,000	Credit Agricole, S.A., 0.34%, due 1/28/11	50,002,497
50,000,000	National Australia Bank, 0.28%, due 10/6/10	50,000,458
49,000,000	National Australia Bank, 0.25%, due 10/6/10	49,000,449
50,000,000	National Australia Bank, 0.34%, due 10/7/10	50,000,000
75,000,000	National Bank of Canada, NY, 0.43%, due 11/2/10	75,000,000
50,000,000	National Bank of Canada, NY, 0.51%, due 11/10/10	50,001,400
50,000,000	National Bank of Canada, NY, 0.45%, due 11/10/10	50,000,000
30,000,000	Royal Bank of Canada, NY, 0.34%, due 9/30/10	30,000,000
50,000,000	Royal Bank of Canada, NY, 0.40%, due 10/28/10	50,000,000
50,000,000	Royal Bank of Canada, NY, 0.46%, due 11/24/10	50,000,000
50,000,000	Royal Bank of Canada, NY, 0.34%, due 12/14/10	50,000,000
50,000,000	Westpac Banking Corp., NY, 0.57%, due 9/15/10	50,000,000
40,000,000	Westpac Banking Corp., NY, 0.26%, due 9/20/10	40,000,000
75,000,000	Westpac Banking Corp., NY, 0.54%, due 9/27/10	75,001,072
50,000,000	Westpac Banking Corp., NY, 0.36%, due 1/19/11	50,002,371
		1,717,307,440

	COMMERCIAL PAPER

	ASSET-BACKED–0.4%
25,000,000	Old Line Funding LLC, 0.24%, due 8/20/10 (LIQ: Royal Bank of Canada; Old Line Funding LLC) (Note A)	24,996,833

	BANKS—5.5%
14,500,000	Australia & New Zealand Banking Group, 0.62%, due 10/19/10 (Note A)	14,480,272
50,000,000	Bank of Montreal, 0.24%, due 10/1/10	49,979,667
50,000,000	Bank of Montreal, 0.25%, due 10/5/10	49,977,431
50,000,000	Commonwealth Bank of Australia, 0.22%, due 10/1/10 (Note A)	49,981,785
50,000,000	Commonwealth Bank of Australia, 0.22%, due 10/5/10 (Note A)	49,980,590
48,875,000	International Bank for Reconstruction & Development, 0.17%, due 9/3/10	48,867,384
20,000,000	National Bank of Canada, 0.55%, due 12/21/10	19,956,611
50,000,000	Westpac Banking Corp., 0.31%, due 8/30/10 (Note A)	49,987,715
		333,211,455

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	DOMESTIC/FOREIGN BANK SUPPORTED —4.6%
$50,000,000	National Australia Funding Delaware Inc., 0.38%, due 9/20/10 (LOC: National Australia Bank) (Note A)	$49,973,958
50,000,000	National Australia Funding Delaware Inc., 0.32%, due 10/7/10 (LOC: National Australia Bank) (Note A)	49,970,222
50,000,000	Nordea North America, Inc., 0.46%, due 11/5/10 (GTY: Nordea Bank AB)	49,938,667
50,000,000	Shell International Finance, 0.50%, due 3/2/11 (GTY: Royal Dutch Shell) (Note A)	49,852,083
50,000,000	Shell International Finance, 0.68%, due 5/5/11 (GTY: Royal Dutch Shell) (Note A)	49,738,389
25,300,000	Shell International Finance, 0.74%, due 7/21/11 (GTY: Royal Dutch Shell) (Note A)	25,118,388
		274,591,707

	INDUSTRIAL & OTHER COMMERCIAL PAPER—5.7%
53,000,000	Caisse Centrale Desjardins du Quebec, 0.34%, due 8/25/10 (Note A)	52,987,987
35,000,000	Caisse Centrale Desjardins du Quebec, 0.34%, due 8/30/10 (Note A)	34,990,414
50,000,000	Caisse Centrale Desjardins du Quebec, 0.25%, due 9/3/10 (Note A)	49,988,542
50,000,000	Caisse Centrale Desjardins du Quebec, 0.32%, due 9/29/10 (Note A)	49,974,187
50,000,000	General Electric Capital Corp, 0.17%, due 8/3/10	49,999,528
35,000,000	General Electric Capital Corp, 0.23%, due 10/4/10	34,985,689
50,000,000	Province of Ontario, 0.44%, due 12/20/10	49,913,833
24,000,000	University of California (Board of Regents) 0.40%, due 8/16/10	23,996,000
		346,836,180

	TOTAL COMMERCIAL PAPER—16.2%	979,636,175

	U.S. GOVERNMENT AGENCY OBLIGATIONS—15.3%
180,000,000	Fannie Mae, 0.30%, due 8/5/10 (Notes C, E)	180,002,529
70,000,000	Fannie Mae Discount Notes, 0.24%, due 11/15/10 (Notes D, E)	69,950,533
70,000,000	Fannie Mae Discount Notes, 0.29%, due 12/1/10 (Notes D, E)	69,931,206
20,000,000	Fannie Mae Discount Notes, 0.24%, due 12/13/10 (Notes D, E)	19,982,133
75,000,000	Federal Farm Credit Bank, 0.15%, due 11/3/10 (Note C)	74,991,955
55,000,000	Federal Home Loan Bank, 0.22%, due 5/26/11	54,963,358
35,000,000	Federal Home Loan Bank, 0.26%, due 5/27/11	35,000,000
35,000,000	Federal Home Loan Bank, 0.37%, due 6/1/11	35,005,901
50,000,000	Federal Home Loan Bank, 0.50%, due 7/29/11	50,000,000
53,000,000	Federal Home Loan Bank, 0.29%, due 7/29/11	53,000,000
43,000,000	Federal Home Loan Bank Discount Note, 0.12%, due 8/20/10 (Note D)	42,997,277
70,000,000	Freddie Mac, 4.44%, due 10/20/10 (Note E)	70,638,989
75,000,000	Freddie Mac, 0.51%, due 12/30/10 (Note E)	75,084,288
24,000,000	Freddie Mac Discount Notes, 0.13%, due 9/1/10 (Notes D, E)	23,997,313
70,000,000	Freddie Mac Discount Notes, 0.30%, due 11/16/10 (Notes D, E)	69,947,986
		925,493,468

	REGIONAL GOVERNMENT OBLIGATIONS—4.0%
40,000,000	Province of Manitoba MTN, 0.34%, due 2/22/11 (Note C)	39,963,275
30,000,000	Province of Ontario, 3.13%, due 9/8/10	30,081,313
124,000,000	Province of Ontario, 2.75%, due 2/22/11	125,381,103
19,000,000	Province of Ontario MTN, 0.97%, due 11/8/10 (Note C)	19,031,568
27,000,000	Province of Quebec, 6.13%, due 1/22/11	27,696,155
		242,153,414

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	CORPORATE OBLIGATIONS

	BANKS—2.1%
$7,000,000	Rabobank Nederland MTN, 0.38%, due 10/11/10 (Note C)	$6,998,962
30,000,000	Royal Bank of Canada MTN, 0.79%, due 9/28/10 (Note C)	30,013,041
87,050,000	Wells Fargo & Co., 0.68%, due 8/20/10 (Note C)	87,058,519
		124,070,522

	DOMESTIC/FOREIGN BANK SUPPORTED—1.4%
2,265,000	Anacortes Class Assets LLC, Ser. 2003, 0.71% (LOC: Bank of America, N.A.) (Note B)	2,265,000
1,785,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 0.37% (LOC: Wells Fargo Bank, N.A.) (Note B)	1,785,000
52,315,000	Corp. Fin. Mngrs, Inc., Integrated Loan Prog., Pooled Adj. Rate Tax. Notes, Ser. B, 0.32% (LOC: Wells Fargo Bank, N.A.) (Note B)	52,315,000
11,285,000	Country Class Assets, LLC, Ser. 2004A, 0.71% (LOC: Bank of America, N.A.) (Note B)	11,285,000
2,495,000	Kern Water Bank Authority, Tax. Adj. Rate Demand Bonds, Ser. 2003B, 0.32% (LOC: Wells Fargo Bank, N.A.) (Note B)	2,495,000
730,000	Lauren Co LLC, Tax. Adj. Rate Demand Bonds, 0.37% (LOC: Wells Fargo Bank, N.A.) (Notes A, B)	730,000
1,300,000	PCP Investors LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 0.37% (LOC: Wells Fargo Bank, N.A.) (Note B)	1,300,000
7,075,000	Riddle Memorial Hospital Healthcare Center III Associates, Tax. Adj. Rate Demand Bonds, Ser. 2003, 0.37% (LOC: PNC Bank, N.A.) (Notes A, B)	7,075,000
2,225,000	Sound Class Assets LLC, Tax. Adj. Rate Demand Bonds, Ser. 2003A, 0.71% (LOC: Bank of America, N.A.) (Note B)	2,225,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, 0.32% (LOC: Wells Fargo Bank, N.A.) (Note B)	1,500,000
		82,975,000

	FINANCIALS—2.2%
44,315,000	International Bank for Reconstruction & Development, 0.71%, due 3/4/11 (Note C)	44,390,579
21,800,000	Toyota Motor Credit Corp. MTN, 0.54%, due 8/17/10 (Note C)	21,801,530
24,800,000	Toyota Motor Credit Corp. MTN, 0.49%, due 9/10/10 (Note C)	24,800,000
45,000,000	Toyota Motor Credit Corp. MTN, 0.34%, due 1/10/11 (Note C)	45,000,000
		135,992,109

	TOTAL CORPORATE OBLIGATIONS—5.7%	343,037,631

	TAXABLE MUNICIPAL OBLIGATIONS—2.5%
22,000,000	California State EFA, TECP, 0.29%, due 8/20/10	22,000,000
27,105,000	California State HFA, Home Mortg. Project, Ser. M, 0.26% (LOC: Fannie Mae) (Notes B, E)	27,105,000
39,700,000	California State PCFA, Pacific Gas & Electric Project, Ser. C, 0.30% (LOC: JPMorgan Chase & Co.) (Note B)	39,700,000
12,600,000	Illinois State DFA, American College of Surgeons Project, 0.51% (LOC: Northern Trust Company) (Note B)	12,600,000
10,000,000	Minnesota State, Office of Higher Education, Ser. A, 0.32% (LOC: U.S. Bank, N.A.) (Note B)	10,000,000
10,300,000	Missouri State HEFA, Health Care Project, Ser. E, 0.19% (LOC: PNC Bank, N.A.) (Note B)	10,300,000
5,340,000	New Hampshire Business Finance Authority, Ser. B, 0.37% (LOC: Bank of America, N.A.) (Note B)	5,340,000
3,210,000	New Jersey State EDA, Facilities Constr. Project, Ser. R-1, 0.30% (LOC: Bank of Nova Scotia) (Note B)	3,210,000
10,520,000	New York State HFA, Dekalb Ace Project, Ser. B, 0.23% (LOC: Wachovia Bank, N.A.) (Note B)	10,520,000
11,700,000	Texas State GO, Veterans Hsg. Project, 0.34% (Note B)	11,700,000
		152,475,000

	U.S. TREASURY OBLIGATION—4.6%
98,000,000	U.S. Treasury Bills, 0.17%, due 8/5/10 (Note D)	97,998,154
77,000,000	U.S. Treasury Bills, 0.19%, due 8/26/10 (Note D)	76,989,892
100,000,000	U.S. Treasury Bills, 0.21%, due 11/12/10 (Note D)	99,939,917
		274,927,963

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS

$540,000,000	Barclays Capital, Inc.
	• 0.21% dated 7/30/10, due 8/2/10 in the amount of $540,009,450
	• fully collateralized by two U.S. Treasury Notes, coupon range 1.00%-1.38%
	maturity range 4/30/12-9/30/12, value $550,800,023	$540,000,000

346,955,000	Deutsche Bank Securities Inc.
	• 0.19% dated 7/30/10, due 8/2/10 in the amount of $346,960,493
	• fully collateralized by various FHLB obligations, coupon range 0.00%-0.50%
	maturity range 10/22/10-6/30/11, value $353,894,359	346,955,000

515,000,000	RBC Capital Markets Corp.
	• 0.21% dated 7/30/10, due 8/2/10 in the amount of $515,009,013
	• fully collateralized by various U.S. Fannie Mae and Freddie Mac obligations, coupon range 2.38%-5.00%
	maturity range 12/17/14-2/13/17, value $525,302,316	515,000,000

	TOTAL REPURCHASE AGREEMENTS—23.2%	1,401,955,000

	TOTAL INVESTMENTS (Cost $6,036,986,091)†—100.0%	6,036,986,091

	OTHER ASSETS & LIABILITIES, NET—0.0%	470,696

	NET ASSETS—100.0%	$6,037,456,787

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2010, these securities amounted to $609,826,365 or 10.1% of net assets. These securities have been deemed liquid by the Board of Directors.

(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current interest rate on July 31, 2010.

(C)	Variable rate security. The rate shown is the current rate on July 31, 2010.

(D)	The rate shown is the effective yield at time of purchase.

(E)
On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

DFA	Development Finance Authority
EDA	Economic Development Authority
EFA	Educational Facilities Authority
FHLB	Federal Home Loan Bank
GO	General Obligation
GTY	Guarantee
HDC	Housing Development Corporation
HEFA	Health & Education Financing Authority
HFA	Housing Financial Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTN	Medium Term Note
PCFA	Pollution Control Financing Authority
TECP	Tax Exempt Commerical Paper

As of July 31, 2010, all of the Portfolio’s investments are classified as Level 2, in accordance with ASC-820.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—26.3%
$60,000,000	Discount Notes, 0.20%, due 8/11/10 (Notes A, D)	$59,996,667
75,000,000	Discount Notes, 0.23%, due 9/20/10 (Notes A, D)	74,976,042
20,000,000	Discount Notes, 0.25%, due 11/15/10 (Notes A, D)	19,985,867
25,000,000	Discount Notes, 0.29%, due 12/1/10 (Notes A, D)	24,975,431
80,000,000	Discount Notes, 0.24%, due 12/13/10 (Notes A, D)	79,928,533
54,945,000	Notes, 0.30%, due 8/5/10 (Notes A, B)	55,019,885
100,000,000	Notes, 1.50%, due 9/16/10 (Note A)	100,001,008
		414,883,433

	FEDERAL FARM CREDIT BANK—16.7%
26,500,000	Notes, 0.40%, due 10/1/10	26,498,858
120,000,000	Notes, 0.25%, due 10/26/10 (Note B)	120,000,000
75,000,000	Notes, 0.26%, due 11/3/10 (Note B)	74,991,955
3,300,000	Notes, 0.33%, due 1/14/11 (Note B)	3,298,343
38,000,000	Notes, 0.24%, due 5/16/11 (Note B)	38,000,000
		262,789,156

	FEDERAL HOME LOAN BANK—15.5%
12,500,000	Notes, 0.55%, due 8/10/10 (Note C)	12,500,000
12,400,000	Notes, 0.25%, due 8/27/10 (Note C)	12,400,000
20,250,000	Notes, 0.48%, due 10/8/10 (Note B)	20,251,710
70,000,000	Notes, 0.25%, due 12/28/10	69,990,050
5,000,000	Notes, 0.40%, due 1/4/11	5,000,031
15,625,000	Notes, 0.75%, due 1/18/11	15,650,460
13,895,000	Notes, 1.63%, due 1/21/11	13,975,277
15,000,000	Notes, 0.21%, due 5/26/11 (Note B)	14,990,007
25,000,000	Notes, 0.28%, due 5/27/11 (Note B)	24,991,603
10,000,000	Notes, 0.36%, due 6/1/11 (Note B)	10,001,686
5,000,000	Notes, 0.50%, due 7/29/11	5,000,000
40,000,000	Notes, 0.30%, due 7/29/11 (Note B)	40,000,000
		244,750,824

	FREDDIE MAC—14.7%
60,000,000	Discount Notes, 0.21%, due 8/2/10 (Notes A, D)	59,999,658
20,000,000	Discount Notes, 0.25%, due 11/16/10 (Notes A, D)	19,985,139
50,000,000	Notes, 0.38%, due 8/10/10 (Notes A, B)	49,998,779
12,849,000	Notes, 5.13%, due 8/23/10 (Note A)	12,887,162
20,000,000	Notes, 4.44%, due 10/20/10 (Note A)	20,182,568
20,000,000	Notes, 0.51%, due 12/30/10 (Notes A, B)	20,022,477
47,940,000	Notes, 0.58%, due 4/7/11 (Notes A, B)	47,972,503
		231,048,286

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—73.2%	1,153,471,699

	U.S. TREASURY OBLIGATIONS—2.9%
45,000,000	U.S. Treasury Bills, 0.18%, due 8/26/10 (Note D)	44,994,531

	REPURCHASE AGREEMENTS—23.5%
150,000,000	Barclays Capital Inc.
	• 0.21% dated 7/30/10, due 8/2/10 in the amount of $150,002,625
	• fully collateralized by two U.S. Treasury Notes, coupon range 2.25%-2.38%
	maturity range 1/31/15-2/28/15, value $153,000,027	150,000,000

74,734,000	Deutsche Bank Securities Inc.
	• 0.19% dated 7/30/10, due 8/2/10 in the amount of $74,735,183
	• fully collateralized by various Fannie Mae & Freddie Mac obligations, coupon range 0.00%-5.13%
	maturity range 9/13/10-10/18/16, value $76,229,569	74,734,000

145,000,000	RBC Capital Markets Corp.
	• 0.21% dated 7/30/10, due 8/2/10 in the amount of $145,002,538
	• fully collateralized by various Fannie Mae & Freddie Mac obligations, coupon range 0.00%-5.38%
	maturity range 10/18/10-5/27/25, value $147,900,929	145,000,000
		369,734,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	TOTAL INVESTMENTS (Cost $1,568,200,230) †—99.6%	$1,568,200,230

	OTHER ASSETS & LIABILITIES, NET—0.4%	6,615,172

	NET ASSETS—100.0%	$1,574,815,402

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)	Variable rate securities. The rates shown are the current rates on July 31, 2010.

(C)	Security may be called at issuer's option prior to maturity date. Date shown represents the next call date.

(D)	The rate shown is the effective yield at time of purchase.

As of July 31, 2010, all of the Portfolio’s investments are classified as Level 2, in accordance with ASC-820.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—0.6%
$1,900,000	Infirmary Health System Rev. Bonds (Special Care Facs. Proj.) Ser. B, 0.24% (LOC: Deutsche Bank, A.G.) (Note A)	$1,900,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) Ser. 1999, 0.45% (LOC: U.S. Bank, N.A.) (Note A)	4,650,000
		6,550,000

	CALIFORNIA—9.6%
26,663,801	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.34% (GTY: Freddie Mac) (Notes A, B, C)	26,663,801
18,585,000	HFA Rev. Bonds, MFH, Ser. B, 0.25% (TCLF: Fannie Mae; Freddie Mac) (Notes A, C)	18,585,000
5,200,000	PCFA Rev. Bonds, Ser. E, 0.22% (LOC: Bank One N.A.) (Note A)	5,200,000
12,500,000	San Francisco Airport TECP, 0.28%, due 8/5/10	12,500,000
7,100,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds, Ser. A-1, 0.25% (LOC: JPMorgan Chase & Co.) (Note A)	7,100,000
1,250,000	Ventura Cnty. TECP, 0.20%, due 3/3/10	1,250,000
		71,298,801

	COLORADO—1.6%
1,070,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts. Proj.) Ser. 2007, 0.38% (LOC: U.S. Bank, N.A.) (Note A)	1,070,000
3,900,000	Health Facs. Auth. Rev. Bonds (Exempla Inc. Proj.) 0.21% (LOC: U.S. Bank, N.A.) (Note A)	3,900,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 0.33% (LOC: Bank One, N.A.) (Note A)	2,000,000
4,000,000	HFA Rev. Bonds (Single Family Proj.) 0.34% (LOC: Fannie Mae) (Notes A, C)	4,000,000
1,100,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 0.42% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,100,000
		12,070,000

	CONNECTICUT—1.2%
8,690,000	HEFA Rev. Bonds, TECP (Yale University) 0.18% (Note A)	8,690,000

	FLORIDA—2.6%
7,025,000	Alachua Cnty., HFA Rev. Bonds (Brookside Apts. Proj.) 0.31% (LOC: Fannie Mae) (Notes A, C)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 0.31% (LOC: Fannie Mae) (Notes A, C)	2,500,000
9,550,000	Miami-Dade Cnty., IDA Rev. Bond, 0.32% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	9,550,000
		19,075,000

	GEORGIA—0.6%
4,450,000	Douglas Cnty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 0.32% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,450,000

	IDAHO—0.6%
4,500,000	Idaho State TANS, 2.00%, due 6/30/11	4,565,004

	ILLINOIS—4.5%
20,918,000	Educ. Facs. Authority TECP, 0.28%, due 8/3/10 (LOC: JPMorgan Chase Bank, N.A.)	20,918,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. B, 0.20% (LOC: Northern Trust Company) (Note A)	1,800,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. C, 0.20% (LOC: Northern Trust Company) (Note A)	1,800,000
3,600,000	Fin. Auth. Rev. Bonds (Rush Univ. Med. Ctr. Proj.) Ser. A, 0.23% (LOC: Northern Trust Company) (Note A)	3,600,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 0.32% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,100,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 0.42% (LOC: LaSalle Bank, N.A.) (Note A)	3,630,000
		33,848,000

	INDIANA—2.2%
825,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 0.49% (LOC: US Bank, N.A.) (Note A)	825,000
3,000,000	Fin. Auth. Rev. Bonds (Sisters St. Francis Proj.) 0.22% (LOC: Wells Fargo Bank, N.A.) (Note A)	3,000,000
12,500,000	Housing & Comm. Dev. Auth. Rev. Bonds, Ser A-2, 0.29% (LOC: Fannie Mae) (Notes A, C)	12,500,000
		16,325,000

	IOWA—2.0%
8,780,000	Fin. Auth. Rev. Bonds (Cone Enterprise Proj.) 0.32% (LOC: Wells Fargo Bank, N.A.) (Note A)	8,780,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 0.35% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,998,000
1,260,000	Fin. Auth. Rev. Bonds (Embria Health) 0.42% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,260,000
		15,038,000

	KENTUCKY—0.5%
3,825,000	Williamstown League of Cities Funding Trust, Ser. B, 0.26% (LOC: U.S. Bank, N.A.) (Note A)	3,825,000

	LOUISIANA—1.4%
2,789,000	Calcasieu Parish PTA Rev. Bonds (WPT Corp. Proj.) 0.38% (LOC: Bank of America, N.A.) (Note A)	2,789,000
7,700,000	East Baton Rouge Parish, Rev. Bonds (Exxon Proj.) 0.16% (Note A)	7,700,000
		10,489,000

	MARYLAND—1.1%
7,800,000	Maryland State Heatlh and Higher Ed. (Pooled Land Proj.) Ser. D, 0.30% (Note A)	7,800,000

	MICHIGAN—4.7%
8,205,000	HDA Rev. Bonds (Alderwood Proj.) 0.30% (LOC: FHLB) (Note A)	8,205,000
17,700,000	HDA Rev. Bonds, Ser. B, 0.34% (LOC: Fannie Mae) (Notes A, C)	17,700,000
8,765,000	Muni. Bond Auth., State Aid Notes, Ser. 3, 2.50% (LOC: Scotiabanc Inc.) (Note A)	8,772,464
		34,677,464

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MINNESOTA—6.3%
$1,300,000	Eden Prairie MFH Rev. Bonds, 0.40% (LOC: LaSalle Bank, N.A.) (Note A)	$1,300,000
8,800,000	City of Minnesota Rev. Bonds (Fairview Hlth Svs. Proj.) 0.20% (LOC: Wells Fargo & Co.) (Note A)	8,800,000
5,000,000	Office of Higher Ed. (Suppl. Student Ln. Proj.) Ser. B, 0.31% (LOC: U.S. Bank, N.A.) (Note A)	5,000,000
15,350,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 0.35% (LOC: LaSalle Bank, N.A.) (Note A)	15,350,000
11,705,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 0.35% (LOC: LaSalle Bank, N.A.) (Note A)	11,705,000
5,000,000	St. Paul, Hsg & Redev. Auth., Rev. Bond (Allina Health Sys. Proj.) Ser. C, 0.20% (LOC: Wells Fargo & Co.) (Note A)	5,000,000
		47,155,000

	MISSOURI—1.5%
5,000,000	HEFA Rev. Bonds (SSM Healthcare Proj.) Ser. E, 0.19% (LOC: PNC Bank, N.A.) (Note A)	5,000,000
6,000,000	St. Joseph IDRB (Heartland Regl. Med. Ctr.) Ser. A, 0.20% (LOC: U.S. Bank, N.A.) (Note A)	6,000,000
		11,000,000

	MONTANA—0.2%
1,500,000	Forsyth PCR Bonds (Pacificorp Proj.) 0.28% (LOC: BNP Paribas) (Note A)	1,500,000

	NEW JERSEY—4.8%
635,000	EDA Rev. Bonds (Accurate Box Co.) 0.37% (LOC: Wells Fargo Bank, N.A.) (Note A)	635,000
2,600,000	EDA TECP, 0.37%, due 9/16/10	2,600,000
32,200,000	EDA Rev. Bonds (Facilities Constr. Proj.) Ser. R-1, 0.30% (LOC: Bank of Nova Scotia) (Note A)	32,200,000
		35,435,000

	NEW MEXICO—1.2%
5,000,000	Fin. Auth. Transportation Rev. Bonds, Sub-Ser. A-1, 0.21% (LOC: State Street Bank & Trust Co.) (Note A)	5,000,000
4,000,000	New Mexico TRANS, 2.00%, due 6/30/11	4,061,799
		9,061,799

	NEW YORK—9.6%
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.25% (LOC: Fannie Mae) (Notes A, C)	7,000,000
11,800,000	NYC Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A, 0.50% (Note A)	11,800,000
4,500,000	NYC Muni. Wtr. Finance Auth. Rev. Bonds (Gen. Resolution Proj.) Ser. AA-1, 0.33% (Note A)	4,500,000
2,600,000	NYC Trust for Cultural Res. Rev. Bonds, (Manhattan School Music) Ser. A, 0.20% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,600,000
7,000,000	Metropolitan Trans. Auth., RANS, 2.00%, due 12/31/10	7,046,854
5,000,000	Nassau Health Care Corp., Ser. D-1, 0.24% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	5,000,000
3,700,000	Nassau TANS, Ser. B, 3.00%, due 10/15/10	3,720,099
2,400,000	NYC GO, Ser. F-6, 0.24% (LOC: Morgan Guaranty Trust) (Note A)	2,400,000
7,715,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.28%, due 9/17/10 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York Mellon (The); Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	7,715,000
8,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.32%, due 8/4/10 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York Mellon (The); Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	8,000,000
6,700,000	Sussex Cnty, TANS, 2.00%, due 8/12/10	6,703,377
5,000,000	Sussex Cnty, TANS, 1.25%, due 8/12/10	5,001,397
		71,486,727

	OHIO—0.9%
6,800,000	Allen County Rev. Bonds (Catholic Healthcare Proj.) Ser. D, 0.25% (LOC: JPMorgan Chase Bank) (Notes A)	6,800,000

	OKLAHOMA—1.6%
12,000,000	Oklahoma County TECP, 0.29%, due 10/6/10	12,000,000

	OREGON—1.4%
1,420,000	EDR Bonds (Antelope Acquisition Proj.) 0.38% (LOC: US Bank, N.A.) (Note A)	1,420,000
9,000,000	Oregon State TANS, Ser. A, 2.00%, due 6/30/11	9,131,654
		10,551,654

	PENNSYLVANIA—4.8%
4,000,000	Allegheny Cnty, Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.) Ser. B-1, 0.22% (LOC: Deutsche Bank, N.A.) (Note A)	4,000,000
7,500,000	Allegheny Cnty, Hospital Dev. Auth. Rev. Bonds (Univ. Pitts. Med. Ctr. Proj.) Ser. C, 0.23% (LOC: PNC Bank, N.A.) (Note A)	7,500,000
6,300,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-4, 0.28% (Note A)	6,300,000
9,800,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-5, 0.47% (Note A)	9,800,000
7,875,000	Philadelphia Gas Auth. Rev. Bonds, Ser. E, 0.25% (LOC: JPMorgan Chase Bank) (Note A)	7,875,000
		35,475,000

	RHODE ISLAND—0.3%
2,500,000	Ind. Fac. Corp. IDRB (Exxon Mobil Proj.) 0.15% (Note A)	2,500,000

	SOUTH CAROLINA—0.7%
4,985,000	Three Rivers Solid Waste Disp. Rev. Bonds, Ser. A, 0.48% (LOC: U.S. Bank, N.A.) (Note A)	4,985,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	TEXAS—10.3%
$6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 0.30% (LOC: Fannie Mae) (Notes A, C)	$6,000,000
13,600,000	Gulf Coast IDA Rev. Bonds (Citgo Pet. Proj.) 0.36% (LOC: BNP Paribas) (Note A)	13,600,000
1,000,000	Houston Hotel Occupancy TECP, Ser. A, 0.33% due 9/9/10 (LOC: Bank of New York, NY)	1,000,000
21,450,000	Houston Hotel Occupancy TECP, Ser. A, 0.32% due 10/19/10 (LOC: Bank of New York, NY)	21,450,000
30,000,000	State of Texas TRANS, 2.50%, due 8/31/10	30,050,143
5,000,000	University of Texas (Perm. Univ. Funding Sys. Proj.) Ser. A, 0.18% (Note A)	5,000,000
		77,100,143

	UTAH—1.4%
8,265,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.38% (LOC: DEPFA Bank) (Note A)	8,265,000
1,960,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.25% (Note A)	1,960,000
		10,225,000

	VARIOUS STATES—4.0%
19,855,973	Freddie Mac MFC Rev. Bonds, Ser. M002, 0.34% (LOC: Freddie Mac) (Notes A, B, C)	19,855,973
10,242,517	Freddie Mac MFC Rev. Bonds, Ser. M008, 0.34% (LOC: Freddie Mac) (Notes A, B, C)	10,242,517
		30,098,490

	Vermont—2.0%
14,800,000	Vermont Student Asst. Corp. Rev. Bonds, Ser B-1, 0.27% (LOC: Bank of New York, N.A.) (Note A)	14,800,000

	VIRGINIA—2.1%
15,500,000	Norfolk IDA TECP, 0.33%, due 10/8/10	15,500,000

	WASHINGTON—5.1%
400,000	EDA Rev. Bonds (Seadrunar Proj.) 0.25% (LOC: US Bank, N.A.) (Note A)	400,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A, 0.31% (LOC: Fannie Mae) (Notes A, C)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 0.31% (LOC: Fannie Mae) (Notes A, C)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 0.31% (LOC: Fannie Mae) (Notes A, C)	6,365,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 0.31% (LOC: Fannie Mae) (Notes A, C)	2,000,000
4,700,000	HFC Rev. Bonds (Olympics Place Proj.) 0.31% (LOC: U.S. Bank, N.A.) (Note A)	4,700,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 0.45% (LOC: US Bank, N.A.) (Note A)	2,250,000
1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 0.29% (LOC: US Bank, N.A.) (Note A)	1,600,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 0.32% (LOC: Fannie Mae) (Notes A, C)	4,620,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 0.45% (LOC: US Bank, N.A.) (Note A)	800,000
		38,255,000

	WISCONSIN—4.8%
24,000,000	State of Wisconsin TANS, 2.00%, due 6/15/11	24,311,840
11,371,000	State of Wisconsin TECP, 0.30%, due 8/5/10	11,371,000
		35,682,840

	WYOMING—3.0%
7,000,000	Sweetwater Cnty. TECP, 0.27%, due 8/9/10	7,000,000
15,000,000	Student Loan Auth., Ser. A-2, 0.31% (LOC: Royal Bank of Canada) (Note A)	15,000,000
		22,000,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $740,312,922)†—99.2%	740,312,922

	OTHER ASSETS & LIABILITIES, NET—0.8%	5,596,412

	NET ASSETS—100.0%	$745,909,334

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on July 31, 2010.

(B)
Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2010, these securities amounted to $56,762,291 or 7.6% of the net assets. These securities have been deemed liquid by the Board of Directors.

(C)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FHLB	Federal Home Loan Bank
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HDC	Housing Development Corporation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Committee
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PTA	Public Transportation Authority
RANS	Revenue Anticipation Notes
TANS	Tax Anticipation Notes
TCLF	Temporary Credit Liquidity Facility
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Notes

As of July 31, 2010, all of the Portfolio’s investments are classified as Level 2, in accordance with ASC-820.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—99.3%
$6,450,000	ABAG Fin. Auth. for Nonprofit Corps. (Pt. Loma Nazarene) 0.20% (LOC: Wells Fargo Bank, N.A.) (Note A)	$6,450,000
14,000,000	Econ. Rec. Bonds, Ser. C11, 0.21% (LOC: BNP Paribas) (Note A)	14,000,000
12,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.17% (Note A)	12,900,000
4,300,000	Educational Facilities TECP, 0.29%, due 8/20/10	4,300,000
24,977,316	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.34% (LOC: Freddie Mac) (Notes A, B, C)	24,977,316
10,269,031	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.34% (LOC: Freddie Mac) (Notes A, B, C)	10,269,031
1,000,000	GO Bonds, Ser. A-1, 0.23% (LOC: JPMorgan Chase Bank) (Note A)	1,000,000
5,000,000	GO Bonds, Ser. A-3, 0.26% (LOC: Bank of Montreal) (Note A)	5,000,000
6,500,000	GO Bonds, (Kindergarten Proj.) Ser. A2, 0.22% (LOC: State Street Bank & Trust Co.) (Note A)	6,500,000
4,300,000	GO Bonds, (Kindergarten Proj.) Ser. A3, 0.23% (LOC: State Street Bank & Trust Co.) (Note A)	4,300,000
2,200,000	Health Facilities Auth. Rev. Bonds (Adventist Health Sys. Proj.) Ser. B, 0.21% (LOC: Bank of America, N.A.) (Note A)	2,200,000
2,100,000	Health Facilities Auth. Rev. Bonds (Adventist Health Sys. West Proj.) Ser. B, 0.22% (LOC: U.S. Bank, N.A.) (Note A)	2,100,000
5,000,000	HFA Rev. Bonds, MFH, Ser. A, 0.26% (LOC: Fannie Mae) (Notes A, C)	5,000,000
6,100,000	HFA Rev. Bonds, MFH, Ser. B, 0.25% (LOC: Fannie Mae) (Notes A, C)	6,100,000
3,000,000	HFA Rev. Bonds, MFH, Ser. E, 0.25% (LOC: Fannie Mae) (Notes A, C)	3,000,000
6,000,000	Infrastructure & EDR Bonds (J. Paul Getty Proj.) Ser. A-2, 0.16% (Note A)	6,000,000
7,100,000	Infrastructure & EDR Bonds (J. Paul Getty Proj.) Ser. B, 0.16% (Note A)	7,100,000
2,800,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 0.28% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,800,000
1,035,000	Infrastructure & EDR Bonds, Ser. A, 0.49% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,035,000
1,037,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 0.21% (LOC: State Street Bank & Trust Co.) (Note A)	1,037,000
3,862,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 0.21% (LOC: Bank of America, N.A.) (Note A)	3,862,000
7,600,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 0.27% (LOC: Fannie Mae) (Notes A, C)	7,600,000
1,900,000	Long Beach Cty. TECP, 0.31%, due 11/10/10 (LOC: JPMorgan Chase Bank, N.A.)	1,900,000
5,000,000	Los Angeles Cty. Leasing, TECP, 0.30%, due 8/12/10 (LOC: Bank of America, N.A)	5,000,000
4,000,000	Los Angeles Cty. Leasing, TECP, 0.30%, due 11/9/10 (LOC: Bank of America, N.A.)	4,000,000
2,800,000	Los Angeles Cty. Muni., TECP, 0.26%, due 8/3/10 (LOC: Bank of America, N.A.)	2,800,000
1,530,000	Muni. Fin. Auth. Rev. Bonds, (Goodwill Inds.-Orange Cnty.) 0.30%, (LOC: Wells Fargo Bank, N.A.) (Note A)	1,530,000
2,400,000	Muni. Fin. Auth. Rev. Bonds, (La Sierra Univ. Proj.) Ser. A, 0.20%, (LOC: Wells Fargo Bank, N.A.) (Note A)	2,400,000
3,800,000	Muni. Fin. Auth. Rev. Bonds, (La Sierra Univ. Proj.) Ser. B, 0.20%, (LOC: Wells Fargo Bank, N.A.) (Note A)	3,800,000
5,100,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) 0.22% (LOC: Bank One, N.A.) (Note A)	5,100,000
1,600,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B, 0.32% (LOC: JPMorgan Chase Bank) (Note A)	1,600,000
500,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. C, 0.30% (LOC: JPMorgan Chase Bank) (Note A)	500,000
4,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.33%, due 9/1/10	4,000,000
7,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.28%, due 9/1/10	7,000,000
4,860,000	Sacramento MUD Rev. Bonds, Ser. J, 0.22%, (LOC: Bank of America, N.A.) (Note A)	4,860,000
6,500,000	Sacramento Muni. Utl. Auth. TECP, 0.29%, due 9/10/10	6,500,000
1,115,000	San Francisco Airport TECP, 0.28%, due 8/5/10	1,115,000
10,000,000	San Francisco County, Trans. Auth. TECP, 0.28%, due 8/5/10	10,000,000
6,900,000	San Francisco (City & County), Airports Comm. Auth. Rev. Bonds, Ser. A-1, 0.25% (LOC: JPMorgan Chase & Co.) (Note A)	6,900,000
4,600,000	San Jose Fin. Auth. Rev. Bonds (Civic Center Proj.) Ser. A, 0.24% (LOC: Bank of Nova Scotia) (Note A)	4,600,000
1,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.) Ser. A, 0.21% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,000,000
500,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (Hsg. Auth. Office Proj.) Ser. A, 0.22% (LOC: U.S. Bank, N.A.) (Note A)	500,000
7,700,000	Santa Cruz Cnty. Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts. Proj.) Ser. A, 0.37% (LOC: Wells Fargo Bank, N.A.) (Note A)	7,700,000
950,000	Santa Fe Springs IDA (Metal Ctr. Proj.) Ser. A, 0.45% (LOC: Bank of America, N.A.) (Note A)	950,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills Proj.) 0.26% (LOC: Fannie Mae) (Notes A, C)	5,000,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 0.33% (LOC: Fannie Mae) (Notes A, C)	9,600,000
2,605,000	Statewide CDA Rev. Bonds (Masters College Proj.) 0.21% (LOC: U.S. Bank, N.A.) (Note A)	2,605,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 0.26% (LOC: Fannie Mae) (Notes A, C)	3,600,000
13,000,000	University of CA TECP, 0.33%, due 9/7/10	13,000,000
12,500,000	Ventura Cty. TECP, 0.31%, due 11/17/10	12,500,000
	TOTAL MUNICIPAL OBLIGATIONS (Cost $267,590,347)†—99.3%	267,590,347

	OTHER ASSETS AND LIABILITIES, NET—0.7%	1,858,128

	NET ASSETS—100.0%	$269,448,475

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on July, 31, 2010.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2010, these securities amounted to $35,246,347 or 13.1% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

ABAG	Association of Bay Area Governments
CDA	Community Development Authority
EDR	Economic Development Revenue
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MUD	Municipal Urban Development
PCR	Pollution Control Revenue Bond
TECP	Tax-Exempt Commercial Paper

As of July 31, 2010, all of the Portfolio’s investments are classified as Level 2, in accordance with ASC-820.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—100.5%
$3,400,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A, 0.27% (LOC: Fannie Mae) (Notes A, B)	$3,400,000
4,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 0.28%, due 8/3/10	4,000,000
3,000,000	Dorm. Auth. Rev. Bonds (City University) Ser. C, 0.26% (LOC: Bank of America, N.A.) (Note A)	3,000,000
4,800,000	Dorm. Auth. Rev. Bonds (Columbia University) Ser. A, 0.18% (Note A)	4,800,000
7,800,000	Dorm. Auth. Rev. Bonds (Rockefeller University) Ser. B, 0.24% (Note A)	7,800,000
3,000,000	Dorm. Auth. Rev. Bonds (University of Rochester) Ser. B-1, 0.25% (Note A)	3,000,000
1,700,000	Dutchess Cnty. IDA Rev. Bonds (Marist College) 0.27% (LOC: JPMorgan Chase Bank N.A.) (Note A)	1,700,000
2,230,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 0.28% (LOC: FHLB) (Note A)	2,230,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.24% (LOC: Fannie Mae) (Notes A, B)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 0.30% (LOC: Fannie Mae) (Notes A, B)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A, 0.25% (LOC: Freddie Mac) (Notes A, B)	1,000,000
11,700,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.26% (LOC: Freddie Mac) (Notes A, B)	11,700,000
5,000,000	HFA Rev. Bonds (Bowery Place Proj.) Ser. A, 0.23% (LOC: Freddie Mac) (Note A)	5,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 0.30% (LOC: Fannie Mae) (Notes A, B)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.26% (LOC: Fannie Mae) (Notes A, B)	2,250,000
5,000,000	Liberty Dev. Corp. Rev. Bonds (World Trade Ctr. Proj.) Ser. A, 0.50% (Note A)	5,000,000
600,000	Long Island Power Auth. Rev. Bonds, Ser. 1B, 0.26% (LOC: State Street Bank & Trust Co.) (Note A)	600,000
2,000,000	Long Island Power Auth. TECP, 0.24%, due 11/12/10 (LOC: WestLB AG)	2,000,000
850,000	Long Island Power Auth. TECP, 0.30%, due 11/15/10 (LOC: WestLB AG)	850,000
6,000,000	Metropolitan Transportation Auth., RANS, 2.00%, due 12/31/10	6,040,161
400,000	Nassau Cnty. Interim Fin. Auth. Rev. Bonds, Ser. C, 0.21% (Note A)	400,000
6,000,000	Nassau Cnty. TANS, Ser. B, 3.00%, due 10/15/10	6,032,592
5,000,000	Nassau Health Care, 0.24% (LOC: JPMorgan Chase Bank N.A.) (Note A)	5,000,000
5,320,000	NYC Cap. Resource Corp. (Enhanced Assistance) Ser. B, 0.24% (LOC: Bank of America, N.A.) (Note A)	5,320,000
800,000	NYC GO Bonds, Ser. F6, 0.24% (LOC: Morgan Guaranty Trust) (Note A)	800,000
2,165,000	NYC GO Bonds, Sub-Ser. I6, 0.33% (LOC: CALSTRS) (Note A)	2,165,000
1,100,000	NYC GO Bonds, Sub-Ser. E4, 0.28% (LOC: BNP Paribas) (Note A)	1,100,000
5,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 0.25% (LOC: Freddie Mac) (Notes A, B)	5,400,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev. Proj.) Ser. A, 0.25% (LOC: Fannie Mae) (Notes A, B)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 0.25% (LOC: Fannie Mae) (Notes A, B)	5,000,000
7,830,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 0.22% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	7,830,000
1,400,000	NYC IDA Rev. Bonds (USA Waste Services) 0.24% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	1,400,000
4,200,000	NYC Muni Wtr. Fin., Rev. Bonds (2nd Generation Res.) Ser. AA-1, 0.33% (Note A)	4,200,000
6,000,000	NYC Muni Wtr. Fin., Rev. Bonds (2nd Generation Res.) Ser. CC, 0.25% (Note A)	6,000,000
2,800,000	NYC Transitional Future Tax Secured, Ser. A, 0.25% (Note A)	2,800,000
6,250,000	NYC Trust for Cultural Res. Rev. Bonds, (Manhattan School Music) Ser. A, 0.20% (LOC: Wells Fargo Bank, N.A.) (Note A)	6,250,000
3,000,000	Onondaga Cnty., Trust for Cultural Res. Rev. Bonds (Syracuse Univ. Proj.) Ser. A, 0.22% (LOC: Bank of America, N.A.) (Note A)	3,000,000
3,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.26%, due 9/1/10 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York Mellon (The); Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	3,000,000
500,000	Suffolk Cnty. IDA Rev. Bonds, (Touro College Proj.) 0.24% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	500,000
6,000,000	Suffolk Cnty. TANS, 2.00%, due 8/12/10	6,002,997
6,595,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 0.20% (LOC: State Street Bank & Trust Co.) (Note A)	6,595,000
	TOTAL MUNICIPAL OBLIGATIONS (Cost $152,865,750)†—100.5%	152,865,750

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.5)%	(686,185)

	NET ASSETS—100.0%	$ 152,179,565

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on July 31, 2010.

(B)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

CALSTRS	California State Teachers' Retirement System
FHLB	Federal Home Loan Bank
GO	General Obligation
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
RANS	Revenue Anticipation Notes
TANS	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper

As of July 31, 2010, all of the Portfolio’s investments are classified as Level 2, in accordance with ASC-820.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—23.1%

$1,000,000	Australia & New Zealand Banking Group, 0.34%, due 11/19/10	$1,000,000
3,000,000	Australia & New Zealand Banking Group, 0.34%, due 12/20/10	3,000,000
3,000,000	Banco Bilbao Vizcaya Argentaria, S.A., 0.33%, due 12/29/10	3,000,125
1,000,000	Bank of Montreal, 0.49%, due 6/17/11	1,000,000
1,000,000	Bank of Nova Scotia, 0.59%, due 9/22/10	1,000,014
2,000,000	Bank of Nova Scotia, 0.93%, due 6/17/11	2,000,000
2,000,000	Barclays Bank PLC, 0.41%, due 9/13/10	2,000,000
1,000,000	Barclays Bank PLC, 0.49%, due 11/5/10	1,000,000
1,000,000	Canadian Imperial Bank of Commerce, 0.36%, due 10/22/10	1,000,000
1,700,000	Canadian Imperial Bank of Commerce, 0.47%, due 11/22/10	1,700,000
1,000,000	Canadian Imperial Bank of Commerce, 0.55%, due 12/10/10	1,000,000
3,000,000	Credit Agricole, S.A., 0.34%, due 1/28/11	3,000,150
1,000,000	National Bank of Australia, NY, 0.28%, due 10/6/10	1,000,009
1,000,000	National Bank of Australia, NY, 0.25%, due 10/6/10	1,000,009
1,000,000	National Bank of Australia, NY, 0.34%, due 10/7/10	1,000,000
1,600,000	National Bank of Canada, NY, 0.43%, due 11/2/10	1,600,000
1,000,000	National Bank of Canada, NY, 0.51%, due 11/10/10	1,000,028
1,000,000	National Bank of Canada, NY, 0.45%, due 11/10/10	1,000,000
3,000,000	Royal Bank of Canada, NY, 0.34%, due 12/14/10	3,000,000
1,000,000	Westpac Banking Corp., NY, 0.57%, due 9/15/10	1,000,000
1,000,000	Westpac Banking Corp., NY, 0.26%, due 9/20/10	1,000,000
2,000,000	Westpac Banking Corp., NY, 0.54%, due 9/27/10	2,000,029
3,000,000	Westpac Banking Corp., NY, 0.36%, due 1/19/11	3,000,142
		37,300,506

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—8.7%
2,000,000	Discount Notes, 0.24%, due 11/15/10 (Notes B, E)	1,998,587
2,000,000	Discount Notes, 0.29%, due 12/1/10 (Notes B, E)	1,998,034
5,000,000	Discount Notes, 0.24%, due 12/13/10 (Notes B, E)	4,995,533
5,000,000	Notes, 0.30%, due 8/5/10 (Notes C, E)	5,000,070
		13,992,224

	FEDERAL HOME LOAN BANK—6.2%
2,994,000	Discount Notes, 0.12%, due 8/20/10 (Note B)	2,993,810
2,000,000	Notes, 0.22%, due 5/26/11 (Note C)	1,998,668
1,000,000	Notes, 0.26%, due 5/27/11 (Note D)	1,000,000
1,000,000	Notes, 0.37%, due 6/1/11 (Note C)	1,000,169
1,000,000	Notes, 0.50%, due 7/29/11	1,000,000
2,000,000	Notes, 0.29%, due 7/29/11 (Note C)	2,000,000
		9,992,647

	FREDDIE MAC—5.1%
1,202,000	Discount Notes, 0.13%, due 9/1/10 (Notes B, E)	1,201,865
2,000,000	Discount Notes, 0.25%, due 11/16/10 (Notes B, E)	1,998,514
2,000,000	Notes, 4.44%, due 10/20/10 (Note E)	2,018,257
3,000,000	Notes, 0.51%, due 12/30/10 (Notes C, E)	3,003,372
		8,222,008

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—20.0%	32,206,879

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—1.2%
$2,000,000	Old Line Funding LLC, 0.24%, due 8/20/10 (GTY: Old Line Funding LLC; Royal Bank of Canada) (Note A)	$1,999,747

	BANKS—2.5%
1,000,000	Bank of Montreal, 0.24%, due 10/1/10	999,593
1,000,000	Bank of Montreal, 0.25%, due 10/5/10	999,549
1,000,000	Commonwealth Bank of Australia, 0.22%, due 10/1/10 (Note A)	999,636
1,000,000	Commonwealth Bank of Australia, 0.22%, due 10/5/10 (Note A)	999,612
		3,998,390

	DOMESTIC/FOREIGN BANK SUPPORTED—3.7%
1,000,000	National Australia Funding Delaware Inc., 0.38%, due 9/20/10 (GTY: National Australia Bank) (Note A)	999,479
1,000,000	National Australia Funding Delaware Inc., 0.32%, due 10/7/10 (GTY: National Australia Bank) (Note A)	999,404
1,000,000	Nordea North America, 0.46%, due 11/5/10 (GTY: Nordea Bank AB)	998,773
1,000,000	Shell International Finance, 0.50%, due 3/2/11 (GTY: Royal Dutch Shell) (Note A)	997,042
1,000,000	Shell International Finance, 0.68%, due 5/5/11 (GTY: Royal Dutch Shell) (Note A)	994,768
1,000,000	Shell International Finance, 0.74%, due 7/21/11 (GTY: Royal Dutch Shell) (Note A)	992,822
		5,982,288

	INDUSTRIAL & OTHER COMMERCIAL PAPER—5.3%
2,000,000	Caisse Centrale Desjardins du Quebec, 0.34%, due 8/25/10 (Note A)	1,999,547
1,000,000	Caisse Centrale Desjardins du Quebec, 0.25%, due 9/3/10 (Note A)	999,771
1,000,000	Caisse Centrale Desjardins du Quebec, 0.32%, due 9/29/10 (Note A)	999,484
1,000,000	General Electric Capital Corp., 0.17%, due 8/3/10	999,991
1,000,000	International Bank for Reconstruction & Development, 0.17%, due 9/3/10	999,844
1,000,000	National Bank of Canada, 0.55%, due 12/21/10	997,831
1,505,000	University of California, 0.40%, due 8/16/10	1,504,749
		8,501,217

	TOTAL COMMERCIAL PAPER—12.7%	20,481,642

	CORPORATE OBLIGATIONS

	BANKS—3.1%
1,000,000	Rabobank Nederland, MTN, 0.38%, due 10/11/10 (Note C)	999,852
4,000,000	Wells Fargo & Co., 0.68%, due 8/20/10 (Note C)	4,000,422
		5,000,274

	FINANCIALS—5.6%
2,000,000	International Bank for Reconstruction & Development, 0.71%, due 3/4/11 (Note C)	2,003,411
3,000,000	Toyota Motor Credit Corp., MTN, 0.54%, due 8/17/10 (Note C)	3,000,211
1,000,000	Toyota Motor Credit Corp., MTN, 0.49%, due 9/10/10 (Note C)	1,000,000
3,000,000	Toyota Motor Credit Corp., MTN, 0.34%, due 1/10/11 (Note C)	3,000,000
		9,003,622

	TOTAL CORPORATE OBLIGATIONS—8.7%	14,003,896

	REGIONAL GOVERNMENT OBLIGATIONS—5.6%
4,870,000	Province of Ontario Canada, 3.13%, due 9/8/10	4,883,722
1,000,000	Province of Ontario Canada, MTN, 0.97%, due 11/8/10 (Note C)	1,001,661
1,000,000	Province of Ontario Canada, 2.75%, due 2/22/11	1,011,548
2,000,000	Province of Quebec Canada, 6.13%, due 1/22/11	2,051,016
		8,947,947

	U.S. TREASURY OBLIGATIONS—9.3%
2,000,000	U.S. Treasury Bill, 0.17%, due 8/5/10 (Note B)	1,999,961
8,000,000	U.S. Treasury Bill, 0.19%, due 8/26/10 (Note B)	7,998,944
5,000,000	U.S. Treasury Bill, 0.21%, due 11/12/10 (Note B)	4,996,995
		14,995,900

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS—20.5%

$5,000,000	Barclays Capital Inc.
	• 0.21% dated 7/31/10, due 8/2/10 in the amount of $5,000,088
	• fully collateralized by a $4,896,100 U.S. Treasury Bond, coupon 3.38%,
	maturity 11/15/19, value $5,100,072	$5,000,000

18,078,000	Deutsche Bank Securities Inc.
	• 0.19% dated 7/31/10, due 8/2/10 in the amount of $18,078,286
	• fully collateralized by a $18,447,000 Freddie Mac, coupon rate 0.00%,
	maturity 10/25/10, value $18,439,621	18,078,000

10,000,000	RBC Capital Markets Corp.
	• 0.21% dated 7/31/10, due 8/2/10 in the amount of $10,000,175
	• fully collateralized by various U.S. government obligations, coupon range 0.00-8.25%,
	maturity range 8/5/10-4/15/42, value $10,200,091	10,000,000
		33,078,000

	TOTAL INVESTMENTS (Cost $161,014,770)†—99.9%	161,014,770

	OTHER ASSETS AND LIABILITIES, NET—0.1%	119,660

	NET ASSETS—100.0%	$161,134,430

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2010, these securities amounted to $12,981,312 or 8.06% of net assets. These securities have been deemed liquid by the Board of Directors.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Variable rate security. The rate shown is the current rate on July 31, 2010.

(D)	Step Bond — The rate reported on the Schedule of Investments is the effective yield on July 31, 2010. The coupon on a step bond changes on a specified date.

(E)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

GTY	Guarantee
MTN	Medium Term Note

As of July 31, 2010, all of the Fund's investments were considered Level 2, in accordance with ASC-820.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.0%
$1,000,000	Infirmary Health System Rev. Bonds, Ser. B, (Special Care Facilities Financing Auth.) 0.24% (LOC: Deutsche Bank AG) (Note A)	$1,000,000

	CALIFORNIA—29.5%
2,000,000	HEFA TECP, 0.29%, due 8/20/10	2,000,000
100,000	HFA Rev. Bonds, Ser. B, 0.25% (LOC: Fannie Mae) (Note A)	100,000
4,000,000	HFA Rev. Bonds, Ser. F, 0.22% (LOC: Fannie Mae) (Note A)	4,000,000
4,100,000	California Infrastructure & Economic Dev. Bank Rev. Bonds, Ser. A-2, 0.16% (Note A)	4,100,000
2,500,000	PCFA Rev. Bonds (Pacific Gas & Electric) 0.30% (LOC: JPMorgan Chase Bank) (Note A)	2,500,000
500,000	PCFA Rev. Bonds (Pacific Gas & Electric) 0.32% (LOC: JPMorgan Chase Bank) (Note A)	500,000
1,302,000	State University TECP, 0.33%, due 9/7/10	1,302,000
700,000	Los Angeles Muni. Auth. TECP, 0.26%, due 8/3/10	700,000
3,000,000	Los Angeles Muni. Auth. TECP, 0.30%, due 11/9/10	3,000,000
3,000,000	Port of Oakland TECP, 0.30%, due 8/2/10	3,000,000
4,000,000	Riverside Teeter Finance TECP, 0.28%, due 9/1/10	4,000,000
1,000,000	San Francisco City & County Airports Commission Rev. Bonds, Ser. A-1, 0.25% (LOC: JPMorgan Chase Bank) (Note A)	1,000,000
2,000,000	San Francisco City & County Airports Commission TECP, 0.28%, due 8/5/10	2,000,000
200,000	Santa Clara County El Camino Hospital District Hospital Fac. Auth. Rev. Bonds, Ser. A, (Medical Center Proj.) 0.25% (LOC: State Street) (Note A)	200,000
400,000	Ventura County TECP, 0.31%, due 11/17/10	400,000
		28,802,000

	CONNECTICUT—1.2%
1,135,000	HEFA Rev. Bonds (Exempla Inc.) 0.21% (LOC: U.S. Bank N.A.) (Note A)	1,135,000

	FLORIDA—2.1%
2,000,000	Miami-Dade County IDA Rev. Bonds, 0.32% (LOC: JPMorgan Chase Bank) (Note A)	2,000,000

	IDAHO—0.5%
500,000	State of Idaho Rev. Bonds TRANS, 2.00%	507,223

	ILLINOIS—1.9%
1,900,000	Illinois Fin. Auth. Rev. Bonds, Ser. C, 0.20% (LOC: Northern Trust Co.) (Note A)	1,900,000

	INDIANA—2.6%
2,500,000	Indiana HDA Rev. Bonds, Ser. A-2, 0.29% (LOC: Fannie Mae) (Note A)	2,500,000

	LOUISIANA—2.4%
1,200,000	City of Baton Rouge Rev. Bonds (Exxon Proj.) 0.16% (Note A)	1,200,000
1,100,000	Parish of St.Charles Rev. Bonds (Shell Oil Co. Proj.) 0.32% (Note A)	1,100,000
		2,300,000

	MINNESOTA—3.4%
1,700,000	City of Eden Prairie Rev. Bonds, Ser. A, (Eden Prairie Leased) 0.40% (LOC: LaSalle Bank N.A.) (Note A)	1,700,000
1,600,000	St. Paul & Ramsey County HAD Rev. Bonds, Ser. A, (St. Paul Leased Housing) 0.35% (LOC: LaSalle Bank N.A.) (Note A)	1,600,000
		3,300,000
	MISSISSIPPI—2.4%
2,300,000	HDA Rev. Bonds, Ser. B, 0.34% (LOC: Fannie Mae) (Note A)	2,300,000

	MISSOURI—0.8%
800,000	HEFA Rev. Bonds, Ser. E, (SESM Health Care) 0.19% (LOC: PNC Bank N.A.) (Note A)	800,000

	MONTANA—0.3%
300,000	City of Forsyth Rev. Bonds, (Pacificorp. Proj.) 0.28% (LOC: BNP Paribas) (Note A)	300,000

	NEW MEXICO—1.0%
1,000,000	State of New Mexico Rev. Bonds TRANS, 2.00%	1,015,450

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MUNICIPAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS (continued)

	NEW YORK—22.5%
$300,000	Albany IDA Rev. Bonds, Ser. A, (South Mall Towers Proj.) 0.27% (Note A)	$300,000
2,000,000	Metropolitan Transportation Auth. Rev. Bonds TRANS, 2.00%	2,013,387
300,000	County of Nassau GO, Ser. B, TRANS, 3.00%	301,630
300,000	Capital Resources Corp. Rev. Bonds, Ser. B, (Enhanced Assistance) 0.24% (LOC: Bank of America N.A.) (Note A)	300,000
200,000	Liberty Dev. Corp Rev. Bonds, Ser. A, (World Trade Center Proj.) 0.50% (Note A)	200,000
4,200,000	City of New York GO, Ser. E4, 0.28% (LOC: BNP Paribas) (Note A)	4,200,000
1,100,000	City of New York GO, Ser. I-6, 0.33% (LOC: California State Retirement) (Note A)	1,100,000
2,000,000	HDC Rev. Bonds, Ser. A, (Atlantic Court Apts.) 0.25% (Note A)	2,000,000
4,500,000	Municipal Water Fin. Auth. Rev. Bonds, Ser. AA-1, (Second Generation Resolution) 0.33% (Note A)	4,500,000
200,000	Trust for Cultural Resources Rev. Bonds, Ser. A, (Manhattan School Musical) 0.20% (LOC: Wells Fargo Bank N.A.) (Note A)	200,000
905,000	IDA Rev. Bonds (Manhattan School Musical) 0.22% (LOC: JPMorgan Chase Bank) (Note A)	905,000
100,000	HFA Rev. Bonds (Union Square South Hsg.) 0.25% (Note A)	100,000
1,300,000	Power Auth. GO, 0.26% (Note A)	1,300,000
1,000,000	Power Auth. TECP, 0.32%, due 8/4/10	1,000,000
3,000,000	Power Auth. TECP, 0.28%, due 9/17/10	3,000,000
300,000	County of Suffolk GO TRANS, 2.00%	300,150
200,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, 0.20% (LOC: State Street Corp.) (Note A)	200,000
		21,920,167

	OKLAHOMA—2.1%
2,000,000	Oklahoma City TECP, 0.28%, due 9/9/10	2,000,000

	OREGON—1.0%
1,000,000	State of Oregon GO, Ser. A, TRANS, 2.00%	1,014,628

	PENNSYLVANIA—3.6%
2,000,000	Allegheny County Hospital Dev. Auth. Rev. Bonds, Ser. B-1, (University of Pittsburgh) 0.22% (LOC: Deutsche Bank AG) (Note A)	2,000,000
1,500,000	Berks County Municipal Auth. Rev. Bonds, Ser. A-4, (Reading Hosp. & Med. Center) 0.28% (Note A)	1,500,000
		3,500,000

	RHODE ISLAND—0.5%
500,000	Rhode Island Industrial Fac. Corp Rev. Bonds (Exxon Proj.) 0.15% (Note A)	500,000

	SOUTH CAROLINA—0.6%
600,000	Three Rivers Solid Waste Auth. COP, Ser. A, 0.48% (LOC: U.S. Bank N.A.) (Note A)	600,000

	TEXAS—6.7%
1,500,000	Houston TECP, 0.33%, due 9/9/10	1,500,000
3,000,000	North Texas TECP, 0.30%, due 11/2/10	3,000,000
1,000,000	Port Corpus Christi IDA Rev. Bonds (CITGO Petroleum Corp. Proj.) 0.36% (LOC: BNP Paribas) (Note A)	1,000,000
1,000,000	Texas TECP, 0.29%, due 8/2/10	1,000,000
		6,500,000

	UTAH—4.1%
2,300,000	Park City Rev. Bonds (U.S. Ski & Snowboard Association) 0.25% (LOC: Wells Fargo Bank N.A.) (Note A)	2,300,000
1,700,000	HDC Rev. Bonds (Hsg. Pointe Apts. Proj.) 0.38% (LOC: U.S. Bank N.A.) (Note A)	1,700,000
		4,000,000

	VIRGINIA—2.1%
2,000,000	Norfolk TECP, 0.33%, due 10/8/10	2,000,000

	WISCONSIN—1.0%
1,000,000	State of Wisconsin Rev. Bonds TRANS, 2.00%, due 10/8/10	1,012,992

	WYOMING—6.6%
1,000,000	County of Lincoln Rev. Bonds (Exxon Proj.) 0.12% (Note A)	1,000,000
1,000,000	County of Lincoln Rev. Bonds, Ser. C, (Exxon Proj.) 0.15% (Note A)	1,000,000
1,000,000	County of Lincoln Rev. Bonds (Pacificorp. Proj.) 0.27% (LOC: Wells Fargo Bank N.A.) (Note A)	1,000,000
3,500,000	Sweetwater TECP, 0.27%, due 8/9/10	3,500,000
		6,500,000

	TOTAL MUNICIPAL OBLIGATIONS (Cost $97,407,460)†—99.9%	97,407,460

	OTHER ASSETS AND LIABILITIES, NET—0.1%	79,085

	NET ASSETS—100.0%	$97,486,545

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates. The rate shown is the current rate on July 31, 2010.

COP	Certificate of Participation
GO	General Obligation
HDA	Housing Development Authority
HDC	Housing Development Corporation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
PCFA	Pollution Control Financing Authority
TECP	Tax - Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Notes

As of July  31, 2010, all of the Fund’s investments are classified as Level 2, in accordance with ASC-820.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—30.4%
$30,000,000	Discount Notes, 0.21%, due 8/9/10 (Notes A, B)	$29,998,600
40,000,000	Discount Notes, 0.20%, due 8/11/10 (Notes A, B)	39,997,778
25,000,000	Discount Notes, 0.23%, due 9/20/10 (Notes A, B)	24,992,014
8,000,000	Discount Notes, 0.24%, due 11/15/10 (Notes A, B)	7,994,347
8,000,000	Discount Notes, 0.29%, due 12/1/10 (Notes A, B)	7,992,138
20,000,000	Discount Notes, 0.24%, due 12/13/10 (Notes A, B)	19,982,133
45,000,000	Notes, 0.30%, due 8/5/10 (Note C)	45,000,434
20,000,000	Notes, 1.50%, due 9/16/10 (Note B)	20,027,258
		195,984,702

	FEDERAL FARM CREDIT BANK—18.6%
20,000,000	Notes, 0.40%, due 10/1/10	19,999,138
30,000,000	Notes, 0.25%, due 10/26/10 (Note C)	30,000,000
50,000,000	Notes, 0.15%, due 11/3/10 (Note C)	49,994,637
3,000,000	Notes, 0.33%, due 1/14/11 (Note C)	2,998,493
17,000,000	Notes, 0.24%, due 5/16/11 (Note C)	17,000,000
		119,992,268

	FEDERAL HOME LOAN BANK—11.6%
5,000,000	Notes, 0.48%, due 10/8/10 (Note C)	5,000,422
5,000,000	Notes, 0.25%, due 12/28/10	4,999,289
12,500,000	Notes, 0.25%, due 2/10/11 (Note D)	12,500,000
8,000,000	Notes, 0.22%, due 5/26/11 (Note C)	7,994,670
12,300,000	Notes, 0.28%, due 5/27/11 (Note C)	12,295,869
4,000,000	Notes, 0.26%, due 5/27/11 (Note D)	4,000,000
4,000,000	Notes, 0.37%, due 6/1/11 (Note C)	4,000,674
19,000,000	Notes, 0.50%, due 7/29/11	19,000,000
5,000,000	Notes, 0.29%, due 7/29/11 (Note C)	5,000,000
		74,790,924

	FREDDIE MAC—23.0%
40,000,000	Discount Notes, 0.21%, due 8/2/10 (Notes A, B)	39,999,772
13,600,000	Discount Notes, 0.19%, due 10/12/10 (Notes A, B)	13,594,832
8,000,000	Discount Notes, 0.25%, due 11/16/10 (Notes A, B)	7,994,056
50,000,000	Notes, 0.38%, due 8/10/10 (Notes B, C)	49,999,015
20,000,000	Notes, 5.13%, due 8/23/10 (Note B)	20,059,400
8,000,000	Notes, 4.44%, due 10/20/10 (Note B)	8,073,027
8,600,000	Notes, 0.51%, due 12/30/10 (Notes B, C)	8,609,665
200,000	Notes, 0.52%, due 1/28/11 (Notes B, C)	200,112
		148,529,879

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—83.6%	539,297,773

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	REPURCHASE AGREEMENTS—16.3%

$25,000,000	Barclays Capital Inc.
	• 0.21% dated 7/31/10, due 8/2/10 in the amount of $25,000,438
	• fully collateralized by a $22,460,300 U.S. Treasury Bond, coupon 4.25%,
	maturity 11/15/17, value $25,500,014	$25,000,000

49,835,000	Deutsche Bank Securities Inc.
	• 0.19% dated 7/31/10, due 8/2/10 in the amount of $49,835,789
	• fully collateralized by various U.S. government obligations, coupon range 1.13%-3.63%,
	maturity range 10/3/11-3/21/18, value $50,832,533	49,835,000

30,000,000	RBC Capital Markets Corp.
	• 0.21% dated 7/31/10, due 8/2/10 in the amount of $30,000,525
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-6.13%,
	maturity range 8/11/10-7/30/30, value $30,600,660	30,000,000
		104,835,000

	TOTAL INVESTMENTS (Cost $644,132,773)†—99.9%	644,132,773

	OTHER ASSETS AND LIABILITIES, NET—0.1%	736,837

	NET ASSETS—100.0%	$644,869,610

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	The rate shown is the effective yield at time of purchase.

(B)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(C)	Variable rate security. The rate shown is the current rate on July 31, 2010.

(D)	Step Bond — The rate reported on the Schedule of Investments is the effective yield on July 31, 2010. Thecoupon on a step bond changes on a specified date.

As of July 31, 2010, all of the Fund’s investments are classified as Level 2, in accordance with ASC-820.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL TREASURY OBLIGATIONS MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL
AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—40.9%

$5,000,000	U.S. Treasury Bill, 0.02%, due 8/5/10 (Note A)	$4,999,903
10,000,000	U.S. Treasury Bill, 0.21%, due 9/9/10 (Note A)	9,997,730
10,000,000	U.S. Treasury Bill, 0.24%, due 10/7/10 (Note A)	9,995,533
10,000,000	U.S. Treasury Bill, 0.21%, due 10/14/10 (Note A)	9,995,690
10,000,000	U.S. Treasury Bill, 0.24%, due 10/28/10 (Note A)	9,994,243
10,000,000	U.S. Treasury Bill, 0.21%, due 11/12/10 (Note A)	9,994,135
10,000,000	U.S. Treasury Bill, 0.22%, due 11/18/10 (Note A)	9,993,490
10,000,000	U.S. Treasury Bill, 0.22%, due 11/26/10 (Note A)	9,992,834
10,000,000	U.S. Treasury Bill, 0.16%, due 12/2/10 (Note A)	9,994,533
10,000,000	U.S. Treasury Bill, 0.17%, due 12/9/10 (Note A)	9,994,042
10,000,000	U.S. Treasury Note, 0.88%, due 5/31/11	10,048,442
		105,000,575
	REPURCHASE AGREEMENTS—63.0%

41,597,000	Barclays Capital Inc.
	• 0.21% dated 7/31/10, due 8/2/10 in the amount of $41,597,728
	• fully collateralized by a $37,371,300 U.S. Treasury Bond, coupon 4.25%,
	maturity 11/15/17, value $42,429,026	41,597,000

60,000,000	Deutsche Bank Securities Inc.
	• 0.19% dated 7/31/10, due 8/2/10 in the amount of $60,000,950
	• fully collateralized by various U.S. Treasury Obligations, coupon range 0.00%-3.75%,
	maturity range 9/23/10-11/15/18, value $61,200,017	60,000,000

60,000,000	RBC Capital Markets Corp.
	• 0.20% dated 7/31/10, due 8/2/10 in the amount of $60,001,000
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-8.75%,
	maturity range 8/15/10-2/15/40, value $61,200,014	60,000,000
		161,597,000

	TOTAL INVESTMENTS (Cost $266,597,575)†— 103.9%	266,597,575

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(3.9)%	(10,064,597)

	NET ASSETS—100.0%	$256,532,978

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	The rate shown is the effective yield at time of purchase.

As of July 31, 2010, all of the Fund’s investments are classified as Level 2, in accordance with ASC-820.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—17.8%
$254,000	Bank of America Corp., due 5/15/14	7.38	$291,247
952,000	Bank of America Corp., due 9/15/12	4.88	997,280
750,000	Bank of America Corp., MTN, due 6/15/12	3.13	784,285
500,000	Bank of New York Mellon Corp., MTN, due 11/1/12	4.95	539,926
750,000	Barclays Bank, due 9/12/12	5.45	803,690
1,000,000	Canadian Imperial Bank, due 2/4/13 (Note B)	2.00	1,018,776
408,000	Deutsche Bank, due 5/20/13	4.88	439,204
1,200,000	JPMorgan Chase & Co., due 10/1/12	2.88	1,296,940
250,000	National Australia Bank, Ltd., due 2/1/12 (Notes B, D)	0.59	249,926
1,000,000	Rabobank Nederland, due 8/17/12 (Note B)	2.65	1,025,938
1,100,000	Regions Bank, MTN, due 12/9/11 (Note C)	3.25	1,140,454
670,000	Royal Bank of Canada, due 7/20/11	5.65	703,747
500,000	Wachovia Corp., MTN, due 8/1/13	5.70	552,831
253,000	Wells Fargo Bank N.A., due 8/26/11	5.30	264,770
			10,109,014
	FINANCIALS—11.3%
900,000	Ally Financial Inc., due 10/30/12	1.75	919,227
496,000	Caterpillar Financial Services Corp., MTN, due 9/30/13	6.20	566,734
1,000,000	Citigroup Inc., due 12/9/11	2.88	1,031,062
705,000	Credit Suisse USA Inc., due 1/15/12	6.50	755,494
225,000	ERP Operating LP, due 3/15/12	6.63	241,886
500,000	General Electric Capital Corp.,due 1/8/13	0.47	511,462
350,000	General Electric Capital Corp., MTN, due 11/1/12 (Note D)	2.80	342,840
500,000	General Electric Capital Corp., MTN, due 3/12/12	2.25	512,951
550,000	General Electric Capital Corp., MTN, due 12/20/13 (Note D)	0.66	526,707
510,000	Metropolitan Life Global Funding I, due 8/13/12 (Notes B, D)	0.64	502,578
500,000	Metropolitan Life Global Funding I, due 9/17/12 (Note B)	5.38	512,665
			6,423,606

	FOREIGN GOVERNMENTS—1.9%
250,000	Export Development Canada, MTN, due 3/19/12	2.38	257,025
250,000	Province of British Columbia Canada, due 5/30/13	4.30	272,277
500,000	Province of Ontario Canada, due 7/15/13	3.50	531,778
			1,061,080

	GAS TRANSMISSION—1.9%
335,000	Nova Gas Transmission, Ltd., due 12/15/12	8.50	384,145
605,000	TransCanada PipeLines, Ltd., due 5/15/12	8.63	680,044
			1,064,189

	INDUSTRIALS—21.3%
500,000	Alberta Energy Co. Ltd., due 9/15/10	7.65	503,441
770,000	Apache Corp., due 4/15/12	6.25	827,718
500,000	Arden Realty LP, due 11/15/10	8.50	510,642
500,000	Canadian Natural Resources Ltd., due 10/1/12	5.45	540,179
350,000	Comcast Corp., due 6/15/13	7.13	402,050
350,000	Comcast Corp., due 3/15/11	5.50	359,514
630,000	Conoco Funding Co., due 10/15/11	6.35	671,145
600,000	ConocoPhillips, due 10/15/12	4.75	645,347
509,000	CVS Caremark Corp., due 8/15/11	5.75	532,441
267,000	CVS Caremark Corp., due 9/15/14	4.88	293,724
200,000	Husky Energy Inc., due 6/15/14	5.90	224,600
200,000	International Business Machines Corp., due 5/6/13	2.10	206,787
600,000	Kellogg Co., Ser. B, due 4/1/11	6.60	623,314
259,000	Kraft Foods Inc., due 6/1/12	6.25	281,773
600,000	Kraft Foods Inc., due 11/1/11	5.63	629,313
1,000,000	Lockheed Martin Corp., due 3/14/13	4.12	1,072,931
1,185,000	McDonald's Corp., MTN, Ser. G, due 3/1/12	5.75	1,271,580
500,000	Rogers Communications Inc., due 5/1/12	7.88	555,551
500,000	Rogers Communications Inc., due 12/15/12	7.25	565,838
700,000	Tyco International Finance SA, due 11/15/13	6.00	789,286
556,000	Wyeth, due 3/15/13	5.50	615,773
			12,122,947

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS (continued)

	TELECOMMUNICATION SERVICES—1.8%
$200,000	AT&T Inc., due 11/15/11	7.30	$215,843
250,000	AT&T Inc., due 2/1/12	5.88	267,791
500,000	AT&T Inc., due 1/15/13	4.95	545,780
			1,029,414

	TRANSPORTATION SERVICES—2.6%
612,000	Union Pacific Corp., due 1/15/11	6.65	626,926
300,000	Union Pacific Corp., due 1/15/12	6.13	321,153
495,000	Union Pacific Corp., due 1/31/13	5.45	542,839
			1,490,918

	UTILITY SERVICES—3.0%
325,000	Duke Energy Carolinas LLC, due 11/30/12	5.63	356,228
750,000	Pacific Gas & Electric Co., due 3/1/11	4.20	764,233
535,000	Virginia Electric and Power Co., due 11/30/12	5.10	583,228
			1,703,689

	TOTAL CORPORATE OBLIGATIONS—61.6%		35,004,857

	U.S. TREASURY OBLIGATIONS—28.1%
4,375,000	U.S. Treasury Note, due 6/15/12	1.88	4,486,086
1,450,000	U.S. Treasury Note, due 11/15/11	1.75	1,475,999
1,300,000	U.S. Treasury Note, due 2/15/12	1.38	1,318,688
5,535,000	U.S. Treasury Note, due 3/15/13	1.38	5,628,818
2,525,000	U.S. Treasury Note, due 12/15/12	1.13	2,552,815
500,000	U.S. Treasury Note, due 7/15/13	1.00	502,540
			15,964,946

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—3.2%
63,966	Notes, due 9/1/15 (Note A)	8.50	70,088
8,713	Notes, due 4/1/15 (Note A)	8.00	9,540
11,524	Notes, due 6/1/15 (Note A)	8.00	121,947
36,349	Notes, due 9/1/15 (Note A)	8.00	39,168
25,970	Notes, due 10/1/15 (Note A)	8.00	28,433
31,526	Notes, due 11/1/15 (Note A)	8.00	34,516
45,472	Notes, due 1/1/16 (Note A)	8.00	49,750
8,111	Notes, due 3/1/15 (Note A)	7.50	31,061
5,820	Notes, due 3/1/15 (Note A)	7.50	6,341
114,176	Notes, due 4/1/15 (Note A)	7.50	124,926
8,588	Notes, due 6/1/16 (Note A)	7.50	9,397
4,390	Notes, due 11/1/14 (Note A)	7.00	4,724
52,815	Notes, due 12/1/15 (Note A)	7.00	57,116
24,999	Notes, due 1/1/16 (Note A)	7.00	27,118
63,337	Notes, due 9/1/16 (Note A)	7.00	68,705
1,514	Notes, due 1/1/13 (Note A)	6.50	1,588
785	Notes, due 3/1/13 (Note A)	6.50	853
47,907	Notes, due 3/1/14 (Note A)	6.50	52,066
1,057	Notes, due 12/1/14 (Note A)	6.50	1,149
35,800	Notes, due 5/1/15 (Note A)	6.50	38,908
10,838	Notes, due 1/1/16 (Note A)	6.50	11,779
18,188	Notes, due 2/1/16 (Note A)	6.50	19,767
1,044	Notes, due 8/1/16 (Note A)	6.50	1,108
1,895	Notes, due 3/1/17 (Note A)	6.50	2,067
1,264	Notes, due 4/1/14 (Note A)	6.00	1,373
1,268	Notes, due 8/1/14 (Note A)	6.00	1,378
199,279	Notes, due 9/1/17 (Note A)	6.00	217,022
339,926	Notes, due 6/1/22 (Note A)	5.50	368,048
21,044	Notes, due 6/1/23 (Note A)	5.50	22,785
365,565	Notes, due 1/1/24 (Note A)	5.50	395,808
			1,818,529

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS— (continued)

	FREDDIE MAC—0.8%
$9,238	Notes, due 6/1/16 (Note A)	9.00	$10,269
8,165	Notes, due 2/1/17 (Note A)	8.00	9,079
14,656	Notes, due 6/1/14 (Note A)	6.50	15,547
4,932	Notes, due 7/1/14 (Note A)	6.50	5,363
1,494	Notes, due 8/1/14 (Note A)	6.50	1,624
21,490	Notes, due 9/1/14 (Note A)	6.50	22,848
30,434	Notes, due 4/1/17 (Note A)	6.50	32,958
463	Notes, due 8/1/17 (Note A)	6.00	505
300,291	Notes, due 8/1/24 (Note A)	6.00	326,371
51,239	Notes, due 5/1/18 (Note A)	4.50	54,125
			478,689
	GINNIE MAE—2.9%
3,098	Notes, due 9/15/13	7.50	3,229
31,264	Notes, due 10/15/14	6.50	34,037
17,644	Notes, due 4/15/16	6.50	19,223
3,532	Notes, due 5/15/17	6.50	3,852
47,701	Notes, due 3/15/23	6.50	51,935
26,865	Notes, due 7/15/23	6.50	29,250
750	Notes, due 7/15/29	6.50	843
37,789	Notes, due 2/15/14	6.00	41,100
201,912	Notes, due 12/15/16	6.00	219,730
82,204	Notes, due 6/15/18	6.00	88,920
988,698	Notes, due 9/15/23	6.00	1,075,027
46,117	Notes, due 6/15/14	5.50	50,117
			1,617,263

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—6.9%		3,914,481

	CERTIFICATES OF DEPOSIT—1.4%
250,000	Bank of Nova Scotia, due 3/5/12 (Note D)	0.79	249,871
510,000	U.S. Bank N.A. due 8/1/11	6.38	537,796
			787,667

	MUNICIPAL OBLIGATION—1.4%
810,000	New York State Urban Development, Rev. Bonds (State Personal Income Tax Project), Ser. B-3,
	due 12/15/10 (LOC: MBIA)	4.22	819,947

	REPURCHASE AGREEMENT—0.9%
524,000	Deutsche Bank Securities Inc.
	• 0.19% dated 7/31/10, due 8/2/10 in the amount of $524,008
	• fully collateralized by a $510,000 Fannie Mae, coupon 5.13%
	maturity 4/15/11, value $535,157	0.19	524,000

	TOTAL INVESTMENTS (Cost $56,324,073)†—100.3%		57,015,898

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.3)%		(151,765)

	NET ASSETS—100.0%		$56,864,133

†	At July 31, 2010, the tax basis cost of the Fund's investments was $56,324,073 and the unrealized appreciation and depreciation were $707,568 and $(15,743), respectively.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2010, these securities amounted to $3,309,883 or 5.82% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)	Guaranteed by the Federal Deposit Insurance Corporation.

(D)	Variable rate security. The rate shown is the current rate on July 31, 2010.

Ginnie Mae	Government National Mortgage Association
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MTN	Medium Term Note

As of July 31, 2010, all of the Fund’s investments are classified as Level 2, in accordance with ASC-820.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CERTIFICATES OF DEPOSIT—30.2%
$500,000	Banco Bilbao Vizcaya Argentaria, due 12/29/10 (Note A)	0.33	$499,920
200,000	Bank of Montreal, due 6/17/11 (Note A)	0.49	199,916
500,000	BNP Paribas, due 4/15/11	0.57	499,550
300,000	Canadian Imperial Bank of Commerce, due 11/22/10 (Note A)	0.47	300,000
400,000	National Bank of Canada, due 11/2/10 (Note A)	0.43	399,883
200,000	Westpac Banking Corp., due 9/15/10	0.57	200,094
200,000	Westpac Banking Corp., due 1/19/11 (Note A)	0.36	199,984
			2,299,347
	CORPORATE OBLIGATIONS—11.8%
200,000	Toyota Motor Credit Corp., MTN, due 8/17/10 (Note A)	0.54	199,991
200,000	Toyota Motor Credit Corp., MTN, due 9/10/10 (Note A)	0.49	199,950
500,000	Wells Fargo & Co., MTN, due 8/20/10 (Note A)	0.68	500,094
			900,035
	REGIONAL GOVERNMENT OBLIGATIONS—6.8%
300,000	Province of Ontario, due 1/22/11	6.13	308,061
200,000	Province of Ontario, due 10/18/11	5.00	210,394
			518,455

	U.S. GOVERNMENT AGENCY OBLIGATION—6.6%
500,000	Federal Farm Credit Bank, due 10/1/10	0.40	500,172

	COMMERCIAL PAPER—6.5%
500,000	Australia & New Zealand Banking Group, due 10/19/10	0.00	499,720

	U.S. TREASURY OBLIGATIONS—29.5%
1,000,000	U.S. Treasury Note, due 8/15/12	1.75	1,024,296
700,000	U.S. Treasury Note, due 7/15/12	1.50	713,481
500,000	U.S. Treasury Note, due 12/15/12	1.13	505,507
			2,243,284
	REPURCHASE AGREEMENT—8.9%
676,000	Deutsche Bank Securities Inc.
	• 0.19% dated 7/31/10, due 8/2/10 in the amount of $676,011
	• fully collateralized by a $658,000 Fannie Mae, coupon 5.13%,
	maturity 4/15/11, value $690,458	0.19	676,000

	TOTAL INVESTMENTS (Cost $7,627,283)†—100.3%		7,637,013

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.3)%		(21,578)

	NET ASSETS—100.0%		$7,615,435

†	At July 31, 2010, the tax basis cost of the Fund's investments was $7,627,283 and the unrealized appreciation and depreciation were $10,581 and $(851), respectively.

(A)	Variable rate security. The rate shown is the current rate on July 31, 2010.

MTN	Medium Term Note

As of July 31, 2010, all of the Fund’s investments are classified as Level 2, in accordance with ASC-820.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

SHARES		VALUE

	COMMON STOCK

	AUSTRALIA—1.5%
8,400	Australia & New Zealand Banking Group Ltd.	$175,109

	BELGIUM—0.4%
34,400	Hansen Transmissions International NV*	36,776

	BRAZIL—2.6%
22,100	Banco Santander ADR	294,372

	CANADA—6.7%
593,000	Azure Dynamics Corp.*	190,341
161,800	BioteQ Environmental Tech*	108,591
12,600	Boralex, Cl A*	106,011
93,000	Carmanah Technologies Corp.*	63,321
7,000	Kinross Gold	114,862
3,700	Royal Bank of Canada, Montreal	193,331
		776,457

	CHINA—0.4%
2,100	Duoyuan Global Water*	42,399

	DENMARK—1.2%
2,900	Vestas Wind Systems*	141,013

	FRANCE—3.0%
2,170	BNP Paribas	149,038
1,790	Saft Groupe SA	61,353
2,100	Sechilienne-Sidec	56,806
2,800	Veolia Environnement	74,336
		341,533

	GERMANY—4.9%
3,600	Abbott Laboratories	176,688
1,900	Allianz SE	220,585
1,700	Deutsche Bank AG	118,729
1,800	E.ON AG	53,698
		569,700

	HONG KONG—0.8%
9,500	China Mobile Ltd.	96,075

	ITALY—1.5%
39,300	Landi Renzo SpA*	178,716

	JAPAN—3.8%
8,200	Asahi Holdings	169,999
5,500	Daiseki Co Ltd	112,432
1,900	East Japan Railway Co	122,503
1,000	Toyota Motor Corp	35,305
		440,239

	NETHERLANDS—1.1%
4,200	Koninklijke Philips Electronics NV	130,850

	NORWAY—1.6%
9,300	StatoilHydro ASA	188,021

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

SHARES		VALUE

	COMMON STOCK (continued)

	SWITZERLAND—6.9%
4,943	Credit Suisse Group AG	$225,152
3,700	Nestle SA	182,957
4,300	Novartis AG	208,704
1,400	Roche Holding AG	182,141
		798,954

	UNITED KINGDOM—17.3%
36,600	Barclays	191,075
14,400	BG Group	230,750
7,900	BHP Billiton	241,844
12,200	Diageo	211,859
11,300	HSBC Holdings	114,512
7,100	Johnson Matthey	188,340
17,600	Man Group	59,995
5,270	Rio Tinto	273,185
11,700	Rotork	277,142
9,400	Tesco	57,604
64,300	Vodafone Group	150,040
		1,996,346

	UNITED STATES—45.5%
3,100	3M Co.*	265,174
9,200	A123 Systems*	99,176
2,900	Agnico Eagle Mines	161,995
11,400	Cisco Systems*	262,998
4,100	Clean Habors	258,956
3,400	Coca-Cola Co.	187,374
300	First Solar*	37,635
2,900	Flowserve Corp.	287,564
16,800	General Electric Co.	270,816
11,400	Intel Corp.	234,840
2,400	International Business Machines Corp.	308,160
3,600	Itron	234,252
4,500	ITT Industries	212,040
5,600	Kraft Foods	163,576
11,400	LKQ Corp.*	225,492
1,200	McDonalds	83,676
900	Nextera Energy	47,070
4,300	NIKE	316,652
2,000	Northeast Utilities	55,680
1,600	Ormat Technologies	44,512
1,300	Pepsi Co.	84,383
5,200	PG&E Corp.	230,880
3,200	Praxair	277,824
5,300	Procter & Gamble Co.	324,148
3,200	Quest Diagnostics	150,368
3,100	Schlumberger Ltd.	184,946
5,800	Staples	117,915
2,900	Veeco Instuments	125,570
		5,253,672
	TOTAL COMMON STOCK—99.2%	11,460,232

	TOTAL INVESTMENTS (Cost $10,199,769)†—99.2%	11,460,232

	OTHER ASSETS AND LIABILITIES, NET—0.8%	91,716

	NET ASSETS—100.0%	$11,551,948

†	At July 31, 2010, the tax basis cost of the Fund's investments was $10,199,769 and the unrealized appreciation and depreciation were $1,625,535 and $(365,072), respectively.
*	Non-income producing security.
ADR	American Depositary Receipt

As of July 31, 2010, all of the Fund's investments were considered Level 1, in accordance with ASC-820.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ Mark Bell, President

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Bell, President

Date: September 23, 2010

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: September 23, 2010

* Print the name and title of each signing officer under his or her signature.